INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Earnings before income tax	$ 1,720	$ 2,189
Canadian statutory tax rate (percent)	23.80%	23.60%
Income tax at statutory rate	$ 409	$ 517
Tax rate changes and foreign rate differential	4	(20)
Changes in estimate and other	(32)	(4)
Permanent items	7	3
Unrecognized tax benefit	0	(30)
Income in equity accounted investee	(54)	(53)
Acquisition impact	(488)	0
Income tax expense	$ (154)	$ 413
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Average effective tax rate	(9.00%)	18.90%